Postretirement Plans - Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss/(gain)	$ 18,175	$ 17,448
Prior service credits	(1,143)	(1,224)
Total recognized in AOCI	17,032	16,224
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss/(gain)	(1,852)	(1,862)
Prior service credits	(19)	(41)
Total recognized in AOCI	$ (1,871)	$ (1,903)